Remuneration System for the Management Board and Employees of the Group - Related Parties - Summary of Supervisory Board Remuneration (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 6,728,814	€ 6,456,015
Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	109,142	78,960
Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	84,204	80,440
Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	74,316	44,961
Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	83,560	84,160
Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	54,161
Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	47,561
Dr. Gerald Moller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	48,358	131,956
Klaus Kuhn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	24,126	68,160
Karin Eastham [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		34,378
Supervisory board [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	525,428	523,015
Fixed compensation [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	76,742	52,160
Fixed compensation [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	61,004	57,240
Fixed compensation [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	49,916	28,961
Fixed compensation [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	46,160	46,160
Fixed compensation [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	28,961
Fixed compensation [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	28,961
Fixed compensation [member] | Dr. Gerald Moller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	36,558	95,156
Fixed compensation [member] | Klaus Kuhn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	17,326	46,160
Fixed compensation [member] | Karin Eastham [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		19,578
Fixed compensation [member] | Supervisory board [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	345,628	345,415
Attendance fee [member] | Dr. Marc Cluzel [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	32,400	26,800
Attendance fee [member] | Dr. Frank Morich [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	23,200	23,200
Attendance fee [member] | Krisja Vermeylen [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	24,400	16,000
Attendance fee [member] | Wendy Johnson [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	37,400	38,000
Attendance fee [member] | Dr George Golumbeski [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	25,200
Attendance fee [member] | Michael Brosnan [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	18,600
Attendance fee [member] | Dr. Gerald Moller [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	11,800	36,800
Attendance fee [member] | Klaus Kuhn [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	6,800	22,000
Attendance fee [member] | Karin Eastham [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation		14,800
Attendance fee [member] | Supervisory board [member]
Disclosure of key management personnel compensation [line items]
Key management personnel compensation	€ 179,800	€ 177,600